UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRELX Emerging Markets Local
Currency Bond Fund –
.
PAELX Emerging Markets Local
Currency Bond Fund–
.
Advisor  Class
TEIMX Emerging Markets Local
Currency Bond Fund–
.
I  Class
TRZFX Emerging Markets Local
Currency Bond Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
HIGHLIGHTS
The Emerging Markets Local Currency Bond Fund outperformed its benchmark index but underperformed its Lipper peer group average in the 12 months ended
December 31, 2022.
Our bond positioning added value, mostly due to an underweight to Russia, while currency detracted, primarily due to an off-benchmark holding in the Ukrainian hryvnia.
We managed exposures dynamically through the period amid highly volatile conditions but finished with a broadly constructive stance across both bonds and currencies.
We are cautiously optimistic for emerging market local bonds heading into 2023.
In our view, valuations are attractive and positioning is light, while emerging economies are enjoying improving fundamentals and, in many cases, are well advanced with policy tightening.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide high income and capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The T. Rowe Price Emerging
Markets Local Currency
Bond Fund posted a net-
of-fees return of -11.00%
for the 12 months ended
December 31, 2022. The
fund outperformed the J.P.
Morgan Government Bond
Index–Emerging Markets
(GBI-EM) Global Diversified
but lagged its peer group
average. (Results for Advisor,
I, and Z Class shares varied
slightly, reflecting their
different fee structures. Past
performance cannot guarantee
future results . )
What factors influenced the
fund’s performance?
Bond positioning drove outperformance over the year. The main contributor was our underweight to duration in Russia, a position we subsequently closed.
This position performed strongly as Russian bonds sold off sharply around the invasion of Ukraine and the consequent imposition of severe economic sanctions. Elsewhere, underweights to Poland and the Czech Republic were helpful amid heightened inflation and monetary tightening.
Our off-benchmark short exposure to the eurozone contributed to relative performance as high-inflation prints and hawkish policy action led to sell-offs in high-quality government bonds.
Against this, overweight duration positions in Brazil and Hungary detracted.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Emerging Markets Local
Currency Bond Fund –
.
2.84% -11.00%
Emerging Markets Local
Currency Bond Fund–
.
Advisor  Class 2.57 -11.31
Emerging Markets Local
Currency Bond Fund–
.
I  Class 2.79 -10.88
Emerging Markets Local
Currency Bond Fund–
.
Z  Class 3.37 -10.10
J.P. Morgan GBI–EM
Global Diversified 3.33 -11.69
Lipper Emerging Market
Local Currency Debt Funds
Average 3.66 -10.09

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Currency positioning
detracted slightly with a
negative impact from our
off-benchmark holding
in the Ukrainian hryvnia
as Ukraine's central bank
devalued the currency
in response to economic
impacts from the war with
Russia. Our underweights in
the Polish zloty and Chilean
peso (hedged against the
U.S. dollar) detracted as both
currencies rallied strongly
in the fourth quarter, while
the greenback weakened
markedly. The zloty was
supported by expectations
that monetary policy would
remain tight, with the peso
benefiting from rising copper
prices. Our underweight
positions in the Taiwanese
dollar and Russian ruble were
positive contributors.
The portfolio maintains allocations to select types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. The fund had a material exposure to currency forward contracts during the reporting period, which had a negative impact on performance. The fund also held interest rate derivatives, which had a positive impact on performance.
How is the fund positioned?
It was a challenging year for emerging market (EM) local bonds and currencies amid the geopolitical shock of Russia’s invasion of Ukraine, continued elevated inflation, aggressive monetary tightening, and persistent U.S. dollar strength.
We actively managed duration, increasing our underweight in the first quarter, shifting from overweight to underweight in Asia. With the Russia-Ukraine conflict threatening to drive inflation even higher, we retained defensive core rate positions, notably underweights to U.S. Treasuries and German bunds.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that have
not been rated by any rating agency totaled 0.18% of the
portfolio at the end of the reporting period.
CREDIT QUALITY DIVERSIFICATION
Emerging Markets Local Currency Bond Fund

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

We moved to a neutral duration stance before shifting to an underweight in the third quarter as major central banks, led by the Federal Reserve, turned more aggressive on fighting inflation. We increased our defensive short position in
German bunds and our underweight duration in central eastern Europe.
Easing inflation data created a much more benign backdrop in the final quarter of the year, and we moved overweight duration. We added to our duration overweight in Latin America mainly.
In terms of currencies, we held a constructive bias toward EM currencies through the period, principally funded by a basket of developed market currencies, most notably the U.S. dollar and the euro. We switched to overweight in the U.S. dollar in the third quarter, as we reduced risk and as growth concerns and geopolitical risks drove support for the greenback.
We reversed the position again in the fourth quarter, finishing the year underweight in the U.S. dollar although less so than we were at the start. We remained overweight currencies in emerging Europe, given expectations that monetary and fiscal policy will remain tight, although we stayed short the
Polish zloty, due to its relatively loose fiscal policy trajectory. We increased and broadened our overweight in Latin America across currencies. In Asia, we moderated our overall overweight. We implemented a long position in the
Singaporean dollar as the currency is supported by a likely extension of the tightening cycle, and we switched to a long position in the Japanese yen after the central bank adjusted its yield curve measure. The breadth of our research process also allows us to evaluate currencies outside the benchmark where we see attractive opportunities. Accordingly, we held off-benchmark currency exposures to India, Kazakhstan, Ukraine, and Israel (short).
Market liquidity is a key variable that we closely monitor due to a highly uncertain global macro backdrop. Market volatility can impact the portfolio as emerging market debt is one of the riskier fixed income asset classes and tends to have lower liquidity than high-quality government debt. We will continue to actively consider market depth and liquidity when evaluating bonds for purchase and sale.
What is portfolio management’s outlook?
We are cautiously optimistic for EM local bonds heading into 2023. In our view, valuations are attractive and positioning is light, while emerging economies are enjoying improving fundamentals and, in many cases, are well advanced with policy tightening. Against this, a weakening global growth outlook (potentially exacerbated by restrictive monetary policy), ongoing inflationary pressures, and the war in Ukraine remain key concerns.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Regarding valuations, EM sovereign debt looks attractive both on a historical basis and relative to other asset classes as the market aggressively marked down local EM debt through 2022. This is one reason we think investors could be tempted back to the asset class after years of reduced allocation. Technical support could return in 2023 as investors remain underallocated to local EM debt, and outflows could start to reverse.
The supportive effects of a stable-to-weakening U.S. dollar should not be underestimated to global growth, global asset prices, and, particularly,
EMs. With global investors still notably overweight U.S. dollar assets, there is room for further weakness in the greenback should they start to reduce their allocations.
While a declining dollar could be supportive, EM economies are already revising growth forecasts upward in line with stronger fundamentals underpinned by the post-pandemic recovery, a rebound in manufacturing, and commodity tailwinds. The likelihood that China fully reopens its economy by the new fiscal year in April 2023 is another potential boon. A full reopening could spur a substantial rebound in consumption-led growth, while China has scope to implement stimulus support.
Despite these bullish indicators, we will continue to monitor global growth fears and inflation pressures and the ongoing conflict in Ukraine. While market sentiment remains bearish, overall, and fragile, investors have keenly and consistently priced in tail risks.
The environment for investing in EM will never be easy, but by focusing on active country selection and structural themes, we are confident there is potential to reap attractive rewards investing in these markets at this stage of the cycle.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

RISKS OF INTERNATIONAL BOND INVESTING
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets, including unpredictable changes in currency values.
Investments in emerging markets are subject to abrupt and severe price declines and should be regarded as speculative. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Some countries also have legacies of hyperinflation, currency devaluations, and governmental interference in markets.
International investments are subject to currency risk , a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are unpredictable and it is not possible to effectively hedge the currency risks of many developing countries.
Bonds are also subject to interest rate risk , the decline in bond prices that usually accompanies a rise in interest rates, and credit risk , the chance that any fund holding could have its credit rating downgraded, or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund's income level and share price.
BENCHMARK INFORMATION
Note: Information has been obtained from sources believed to be reliable but
J.P. Morgan does not warrant its completeness or accuracy. The index is used with permission. The index may not be copied, used, or distributed without J.P.
Morgan's prior written approval. Copyright 2023, J.P. Morgan Chase & Co. All rights reserved.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EMERGING MARKETS LOCAL CURRENCY BOND FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Emerging Markets Local
Currency Bond Fund –
.
-11.00% -2.56% -2.15% – –
Emerging Markets Local
Currency Bond Fund–
.
Advisor  Class -11.31 -2.84 -2.37 – –
Emerging Markets Local
Currency Bond Fund–
.
I  Class -10.88 -2.38 – 1.92% 12/17/15
Emerging Markets Local
Currency Bond Fund–
.
Z  Class -10.10 – – -8.99 2/22/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor,
3
I , and Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
Emerging Markets Local Currency Bond Fund 0.84%
Emerging Markets Local Currency Bond Fund–Advisor Class 2.81
Emerging Markets Local Currency Bond Fund–I Class 0.73
Emerging Markets Local Currency Bond Fund–Z Class 0.73
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

EMERGING MARKETS LOCAL CURRENCY BOND FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,028.40 $5.21
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.06   5.19
Advisor Class
Actual   1,000.00   1,025.70   5.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.66   5.60
I Class
Actual   1,000.00   1,027.90   3.58
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.68   3.57
Z Class
Actual   1,000.00   1,033.70   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 1.02%,
the
2
Advisor Class was 1.10%, the
3
I Class was 0.70%, and the
4
Z Class was 0.00%.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 5.56 $ 6.44 $ 6.48 $ 6.04 $ 6.93
Investment activities
Net investment income
(1)(2)
0.27 0.27 0.27 0.36 0.38
Net realized and unrealized gain/
loss (0.88) (0.87) (0.03) 0.43 (0.90)
Total from investment activities (0.61) (0.60) 0.24 0.79 (0.52)
Distributions
Net investment income — (0.18) (0.03) (0.11) (0.16)
Tax return of capital (0.27) (0.10) (0.25) (0.24) (0.21)
Total distributions (0.27) (0.28) (0.28) (0.35) (0.37)
NET ASSET VALUE
End of period $ 4.68 $ 5.56 $ 6.44 $ 6.48 $ 6.04
Ratios/Supplemental Data
Total return
(2)(3)
(11.00)% (9.54)% 4.08% 13.49% (7.63)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.01% 0.92% 0.94% 0.94% 0.95%
Net expenses after waivers/
payments by Price Associates 1.01% 0.92% 0.94% 0.92% 0.92%
Net investment income 5.48% 4.41% 4.58% 5.72% 5.84%
Portfolio turnover rate 104.4% 83.1% 76.1% 50.2% 47.8%
Net assets, end of period (in
thousands) $31,914 $54,575 $416,391 $406,675 $394,420
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 5.55 $ 6.43 $ 6.47 $ 6.04 $ 6.92
Investment activities
Net investment income
(1)(2)
0.26 0.26 0.27 0.34 0.36
Net realized and unrealized gain/
loss (0.89) (0.88) (0.05) 0.42 (0.88)
Total from investment activities (0.63) (0.62) 0.22 0.76 (0.52)
Distributions
Net investment income — (0.17) (0.02) (0.10) (0.16)
Tax return of capital (0.26) (0.09) (0.24) (0.23) (0.20)
Total distributions (0.26) (0.26) (0.26) (0.33) (0.36)
NET ASSET VALUE
End of period $ 4.66 $ 5.55 $ 6.43 $ 6.47 $ 6.04
Ratios/Supplemental Data
Total return
(2)(3)
(11.31)% (9.79)% 3.81% 12.99% (7.75)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 3.83% 2.89% 1.93% 1.92% 1.69%
Net expenses after waivers/
payments by Price Associates 1.10% 1.18% 1.20% 1.20% 1.20%
Net investment income 5.28% 4.35% 4.48% 5.50% 5.56%
Portfolio turnover rate 104.4% 83.1% 76.1% 50.2% 47.8%
Net assets, end of period (in
thousands) $15 $34 $49 $151 $212
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 5.57 $ 6.45 $ 6.48 $ 6.05 $ 6.93
Investment activities
Net investment income
(1)(2)
0.28 0.28 0.28 0.37 0.38
Net realized and unrealized gain/
loss (0.89) (0.87) (0.02) 0.42 (0.88)
Total from investment activities (0.61) (0.59) 0.26 0.79 (0.50)
Distributions
Net investment income — (0.19) (0.03) (0.11) (0.17)
Tax return of capital (0.28) (0.10) (0.26) (0.25) (0.21)
Total distributions (0.28) (0.29) (0.29) (0.36) (0.38)
NET ASSET VALUE
End of period $ 4.68 $ 5.57 $ 6.45 $ 6.48 $ 6.05
Ratios/Supplemental Data
Total return
(2)(3)
(10.88)% (9.37)% 4.40% 13.45% (7.35)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.77% 0.80% 0.82% 0.81% 0.81%
Net expenses after waivers/
payments by Price Associates 0.70% 0.76% 0.79% 0.79% 0.79%
Net investment income 5.81% 4.68% 4.67% 5.90% 5.98%
Portfolio turnover rate 104.4% 83.1% 76.1% 50.2% 47.8%
Net assets, end of period (in
thousands) $91,372 $119,612 $101,341 $82,057 $196,112
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
. . Year
Ended
12/31/22
2/22/21
(1)
Through
12/31/21
NET ASSET VALUE
Beginning of period $ 5.56 $ 6.25
Investment activities
Net investment income
(2)(3)
0.32 0.28
Net realized and unrealized gain/loss (0.88) (0.68)
Total from investment activities (0.56) (0.40)
Distributions
Net investment income — (0.19)
Tax return of capital (0.32) (0.10)
Total distributions (0.32) (0.29)
NET ASSET VALUE
End of period $ 4.68 $ 5.56
Ratios/Supplemental Data
Total return
(3)(4)
(10.10)% (6.60)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0.75% 0.79%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00%
(5)
Net investment income 6.53% 5.54%
(5)
Portfolio turnover rate 104.4% 83.1%
Net assets, end of period (in thousands) $240,172 $270,153
0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
December 31, 2022

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.2%
Government Bonds 0.2%
Republic of Angola, 9.50%, 11/12/25 (USD)  860,000 887
Total Angola (Cost
$918
)
887
BAHAMAS 0.1%
Government Bonds 0.1%
Commonwealth of Bahamas, 5.75%, 1/16/24 (USD)  470,000 455
Total Bahamas (Cost
$461
)
455
BERMUDA 0.1%
Government Bonds 0.1%
Government of Bermuda, 5.00%, 7/15/32 (USD)  200,000 199
Total Bermuda (Cost
$196
)
199
BRAZIL 9.6%
Government Bonds 9.6%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/25  83,485,000 15,122
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  69,630,000 12,122
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  4,900,000 832
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  30,200,000 5,001
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33  11,090,000 1,797
Total Brazil (Cost
$36,377
)
34,874
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.125%, 9/23/29 (EUR)  1,220,000 1,285
Total Bulgaria (Cost
$1,204
)
1,285
CHILE 1.5%
Government Bonds 1.5%
Bonos de la Tesoreria de la Republica, 5.00%, 10/1/28  (1) 2,910,000,000 3,320
Bonos de la Tesoreria de la Republica, Inflation-Indexed, 1.90%,
9/1/30  1,791,235,260 2,146
Total Chile (Cost
$5,287
)
5,466

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 3.6%
Corporate Bonds 0.2%
Agile Group Holdings, 5.75%, 1/2/25 (USD)  540,000 289
CIFI Holdings Group, 4.45%, 8/17/26 (USD)  (2) 350,000 93
Longfor Group Holdings, 3.375%, 4/13/27 (USD)  300,000 241
Times China Holdings, 6.75%, 7/8/25 (USD)  1,000,000 174
797
Government Bonds 3.4%
China Development Bank, Series 1904, 3.68%, 2/26/26  13,900,000 2,061
People's Republic of China, Series INBK, 3.01%, 5/13/28  25,000,000 3,646
People's Republic of China, Series INBK, 3.81%, 9/14/50  13,000,000 2,054
People's Republic of China, Series 1915, 3.13%, 11/21/29  31,100,000 4,570
12,331
Total China (Cost
$14,444
)
13,128
COLOMBIA 5.2%
Corporate Bonds 0.3%
Empresas Publicas de Medellin, 7.625%, 9/10/24  (1) 1,862,000,000 344
Empresas Publicas de Medellin, 7.625%, 9/10/24  4,371,000,000 807
1,151
Government Bonds 4.8%
Republic of Colombia, Series B, 6.00%, 4/28/28  43,789,200,000 6,760
Republic of Colombia, Series B, 7.00%, 6/30/32  10,000,000,000 1,407
Republic of Colombia, Series B, 7.25%, 10/18/34  20,901,300,000 2,850
Republic of Colombia, Series B, 7.50%, 8/26/26  9,799,100,000 1,729
Republic of Colombia, Series G, 7.00%, 3/26/31  19,383,400,000 2,832
Titulos De Tesoreria, Series B, 7.00%, 3/26/31  12,497,000,000 1,826
17,404
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $197 (USD)  (3)(4) † 196
196
Total Colombia (Cost
$28,228
)
18,751
CZECH REPUBLIC 3.3%
Government Bonds 3.3%
Czech Republic, Series 78, 2.50%, 8/25/28  255,200,000 9,827
Czech Republic, Series 103, 2.00%, 10/13/33  68,020,000 2,272
Total Czech Republic (Cost
$11,250
)
12,099

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 9.75%, 6/5/26  (1) 48,250,000 824
Total Dominican Republic (Cost
$820
)
824
EGYPT 0.7%
Government Bonds 0.7%
Arab Republic of Egypt, Series 5YR, 14.369%, 10/20/25  28,100,000 1,036
Arab Republic of Egypt, Series 5YR, 15.90%, 7/2/24  38,000,000 1,492
Total Egypt (Cost
$3,978
)
2,528
HUNGARY 4.2%
Government Bonds 4.2%
Republic of Hungary, Series 25/B, 5.50%, 6/24/25  1,729,120,000 4,060
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  2,765,660,000 5,768
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  832,000,000 1,465
Republic of Hungary, Series 32/G, 4.50%, 5/27/32  1,159,000,000 2,234
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  967,000,000 1,508
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  217,910,000 310
Total Hungary (Cost
$19,039
)
15,345
INDIA 1.8%
Corporate Bonds 0.4%
HDFC Bank, 8.10%, 3/22/25  130,000,000 1,559
1,559
Government Bonds 1.4%
Republic of India, 6.79%, 12/26/29  430,430,000 5,062
5,062
Total India (Cost
$7,191
)
6,621
INDONESIA 8.2%
Corporate Bonds 1.3%
Standard Chartered Bank, Series emtN, CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29  (1) 63,100,000,000 4,517
4,517
Government Bonds 6.9%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  14,280,000,000 894
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  77,804,000,000 5,459

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  110,957,000,000 7,959
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  27,300,000,000 1,774
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  71,572,000,000 4,734
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  69,039,000,000 4,275
25,095
Total Indonesia (Cost
$30,993
)
29,612
MACAO 0.1%
Corporate Bonds 0.1%
Studio City Finance, 5.00%, 1/15/29 (USD)  (1) 650,000 481
Total Macao (Cost
$653
)
481
MALAYSIA 6.0%
Government Bonds 6.0%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  16,045,000 3,327
Government of Malaysia, Series 0322, 4.504%, 4/30/29  8,430,000 1,965
Government of Malaysia, Series 0411, 4.232%, 6/30/31  35,969,000 8,279
Government of Malaysia, Series 0519, 3.757%, 5/22/40  26,775,000 5,620
Government of Malaysia, Series 0713, 4.935%, 9/30/43  10,170,000 2,455
Total Malaysia (Cost
$22,064
)
21,646
MEXICO 10.8%
Corporate Bonds 0.5%
America Movil, 5.375%, 4/4/32 (USD)  (1) 1,430,000 1,292
Mexico City Airport Trust, 3.875%, 4/30/28 (USD)  720,000 660
1,952
Government Bonds 10.3%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  1,825,000 1,669
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 526
United Mexican States, Series M, 5.75%, 3/5/26  84,600,000 3,932
United Mexican States, Series M, 7.75%, 5/29/31  108,945,000 5,178
United Mexican States, Series M 20, 7.50%, 6/3/27  212,861,800 10,307
United Mexican States, Series M 20, 8.50%, 5/31/29  80,415,000 4,017
United Mexican States, Series M 30, 8.50%, 11/18/38  238,360,000 11,585
37,214
Total Mexico (Cost
$39,429
)
39,166

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
OMAN 0.3%
Government Bonds 0.3%
Sultanate of Oman, 4.75%, 6/15/26 (USD)  1,080,000 1,046
Total Oman (Cost
$1,021
)
1,046
PANAMA 0.2%
Government Bonds 0.2%
Republic of Panama, 8.875%, 9/30/27 (USD)  720,000 831
Total Panama (Cost
$845
)
831
PERU 4.1%
Government Bonds 4.1%
Republic of Peru, 6.15%, 8/12/32  14,614,000 3,383
Republic of Peru, 6.35%, 8/12/28  (1) 14,869,000 3,724
Republic of Peru, 6.35%, 8/12/28  16,700,000 4,182
Republic of Peru, 6.90%, 8/12/37  6,504,000 1,534
Republic of Peru, 8.20%, 8/12/26  7,900,000 2,178
Total Peru (Cost
$17,476
)
15,001
PHILIPPINES 0.9%
Government Bonds 0.9%
Republic of Philippines, Series 25-6, 9.25%, 11/5/34  112,000,000 2,325
Republic of Philippines, Series 1065, 2.875%, 7/9/30  76,200,000 1,055
Total Philippines (Cost
$3,842
)
3,380
POLAND 3.2%
Government Bonds 3.2%
Republic of Poland, Series 0727, 2.50%, 7/25/27  27,600,000 5,252
Republic of Poland, Series 1024, 2.25%, 10/25/24  4,280,000 905
Republic of Poland, Series 1029, 2.75%, 10/25/29  30,666,000 5,502
Total Poland (Cost
$10,555
)
11,659
ROMANIA 3.9%
Government Bonds 3.9%
Republic of Romania, Series 10Y, 4.75%, 2/24/25  6,760,000 1,403
Republic of Romania, Series 10Y, 5.00%, 2/12/29  48,590,000 9,102
Republic of Romania, Series 15YR, 5.80%, 7/26/27  12,100,000 2,439

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Romania, Series 8Y, 4.15%, 1/26/28  7,160,000 1,327
Total Romania (Cost
$13,380
)
14,271
SENEGAL 0.5%
Government Bonds 0.5%
Republic of Senegal, 6.25%, 5/23/33 (USD)  2,163,000 1,794
Total Senegal (Cost
$2,005
)
1,794
SERBIA 0.8%
Government Bonds 0.8%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  156,000,000 1,369
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  185,990,000 1,414
Total Serbia (Cost
$3,296
)
2,783
SOUTH AFRICA 10.6%
Government Bonds 10.6%
Republic of South Africa, Series R186, 10.50%, 12/21/26  48,600,000 3,028
Republic of South Africa, Series R213, 7.00%, 2/28/31  187,938,000 8,933
Republic of South Africa, Series 2032, 8.25%, 3/31/32  89,750,000 4,505
Republic of South Africa, Series 2035, 8.875%, 2/28/35  210,124,000 10,429
Republic of South Africa, Series 2044, 8.75%, 1/31/44  122,820,000 5,631
Republic of South Africa, Series 2048, 8.75%, 2/28/48  132,294,000 6,088
Total South Africa (Cost
$42,262
)
38,614
SUPRANATIONAL 1.4%
Government Bonds 1.4%
European Bank for Reconstruction & Development, Series
GMTN, 5.60%, 1/30/25 (IDR)  40,230,000,000 2,548
International Bank for Reconstruction & Development, Series
GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,355
International Bank for Reconstruction & Development, Series
GMTN, 4.90%, 2/12/26 (INR)  90,700,000 1,027
Total Supranational (Cost
$5,607
)
4,930
THAILAND 5.0%
Government Bonds 5.0%
Kingdom of Thailand, 1.585%, 12/17/35  313,965,000 7,741
Kingdom of Thailand, 2.00%, 6/17/42  60,000,000 1,400
Kingdom of Thailand, 3.40%, 6/17/36  58,213,000 1,745
Kingdom of Thailand, 3.65%, 6/20/31  42,810,000 1,349

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Thailand, 3.775%, 6/25/32  102,525,000 3,250
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  90,508,194 2,538
Total Thailand (Cost
$19,914
)
18,023
UKRAINE 0.9%
Government Bonds 0.9%
Government of Ukraine, 9.84%, 2/15/23  30,000,000 772
Government of Ukraine, 11.67%, 11/22/23  130,100,000 2,566
Total Ukraine (Cost
$6,063
)
3,338
UNITED STATES 1.1%
U.S. Treasury Obligations 1.1%
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  4,323,283 3,955
Total United States (Cost
$4,089
)
3,955
URUGUAY 1.1%
Government Bonds 1.1%
Republic of Uruguay, 8.25%, 5/21/31  66,300,000 1,440
Republic of Uruguay, 8.50%, 3/15/28  (1) 115,100,000 2,635
Total Uruguay (Cost
$4,296
)
4,075
SHORT-TERM INVESTMENTS 6.3%
Money Market Funds 5.3%
T. Rowe Price Government Reserve Fund, 4.30%  (5)(6) 19,381,501 19,382
19,382
U.S. Treasury Obligations 1.0%
U.S. Treasury Bills, 2.414%, 1/26/23  (7) 3,500,000 3,491
3,491
Total Short-Term Investments (Cost $22,876) 22,873

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes 10-year futures contracts, Put,
1/27/23 @ $112.00  (3) 142 15,946 113
Total Exchange-Traded Options Purchased (Cost $127) 113
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / EUR
Call, 2/15/23 @
EUR1.03  (3) 1 3,600 7
BNP Paribas
USD / EUR
Call, 2/15/23 @
EUR1.03  (3) 1 7,200 13
Citibank
USD / MXN
Put, 2/9/23 @
MXN19.25  (3) 1 5,425 32
HSBC Bank
USD / CNH
Put, 2/2/23 @
CNH6.95  (3) 1 5,403 70
Standard Chartered
USD / CNH
Put, 2/2/23 @
CNH6.95  (3) 1 5,403 70
Total OTC Options Purchased (Cost $299) 192
Total Options Purchased (Cost $426) 305
Total Investments in Securities
96.4% of Net Assets
(Cost $380,485) $ 350,245
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$17,137 and represents 4.7% of net assets.
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Non-income producing

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$196 and represents 0.1% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
(7) At December 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M HUF BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
INR MIBOR Mumbai interbank offered rate
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Interest Rate Swaps (0.0)%
Brazil (0.0)%
Barclays Bank, 2 Year Interest Rate Swap,
Receive Fixed 12.630% at Maturity, Pay
Variable 13.65%, (BRL CDI) at Maturity,
1/2/25 11,000 (1) — (1)
Goldman Sachs, 2 Year Interest Rate
Swap, Receive Fixed 13.310% at Maturity,
Pay Variable 13.65%, (BRL CDI) at
Maturity, 1/2/25 30,000 52 — 52
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 10.840% at Maturity,
Pay Variable 13.65%, (BRL CDI) at
Maturity, 7/1/24 11,000 (75) — (75)
Morgan Stanley, 5 Year Interest Rate
Swap, Receive Fixed 12.170% at Maturity,
Pay Variable 13.65%, (BRL CDI) at
Maturity, 1/4/27 11,510 (26) — (26)
Total Brazil — (50)
Total Bilateral Interest Rate Swaps — (50)
Total Bilateral Swaps — (50)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought 0.1%
Brazil 0.0%
Protection Bought (Relevant Credit:
Republic of Brazil), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27
(USD) 850 43 55 (12)
Protection Bought (Relevant Credit:
Republic of Brazil), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27
(USD) 880 56 68 (12)
Total Brazil (24)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
South Africa 0.1%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 3,580 227 252 (25)
Total South Africa (25)
United States 0.0%
Protection Bought (Relevant Credit: Markit
CDX.EM-S38, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 2,730 159 223 (64)
Total United States (64)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (113)
Interest Rate Swaps (0.2)%
China (0.0)%
5 Year Interest Rate Swap, Receive Fixed
2.445% Quarterly, Pay Variable 1.800% (7
Day Interbank Repo) Quarterly, 7/26/27 12,900 (22) — (22)
5 Year Interest Rate Swap, Receive Fixed
2.510% Quarterly, Pay Variable 3.500% (7
Day Interbank Repo) Quarterly, 6/24/27 6,000 (9) — (9)
5 Year Interest Rate Swap, Receive Fixed
2.530% Quarterly, Pay Variable 1.800% (7
Day Interbank Repo) Quarterly, 6/28/27 11,000 (14) — (14)
5 Year Interest Rate Swap, Receive Fixed
2.710% Quarterly, Pay Variable 1.800% (7
Day Interbank Repo) Quarterly, 12/27/27 27,200 (13) — (13)
5 Year Interest Rate Swap, Receive Fixed
2.765% Quarterly, Pay Variable 3.500% (7
Day Interbank Repo) Quarterly, 12/16/27 41,200 (5) 1 (6)
5 Year Interest Rate Swap, Receive Fixed
2.790% Quarterly, Pay Variable 3.500% (7
Day Interbank Repo) Quarterly, 12/9/27 4,300 1 1 —
Total China (64)
Hungary (0.1)%
5 Year Interest Rate Swap, Receive Fixed
6.309% Annually, Pay Variable 13.670%
(6M HUF BUBOR) Semi-Annually, 3/18/27 320,000 (132) — (132)
5 Year Interest Rate Swap, Receive Fixed
9.584% Annually, Pay Variable 12.180%
(6M HUF BUBOR) Semi-Annually, 7/27/27 440,000 (86) — (86)
Total Hungary (218)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
India (0.0)%
5 Year Interest Rate Swap, Pay Fixed
6.640% Semi-Annually, Receive Variable
6.600% (INR MIBOR) Semi-Annually,
5/3/27 67,000 (7) — (7)
5 Year Interest Rate Swap, Pay Fixed
7.022% Semi-Annually, Receive Variable
6.600% (INR MIBOR) Semi-Annually,
6/23/27 207,800 (59) 1 (60)
Total India (67)
Mexico (0.1)%
4 Year Interest Rate Swap, Receive Fixed
8.425% 28 Days, Pay Variable 10.374%
(MXIBTIIE) 28 Days, 12/11/26 36,000 (31) — (31)
5 Year Interest Rate Swap, Pay Fixed
8.850% 28 Days, Receive Variable
10.736% (MXIBTIIE) 28 Days, 7/1/27 61,000 2 — 2
5 Year Interest Rate Swap, Receive Fixed
6.540% 28 Days, Pay Variable 10.316%
(MXIBTIIE) 28 Days, 12/3/24 27,500 (88) — (88)
5 Year Interest Rate Swap, Receive Fixed
6.575% 28 Days, Pay Variable 10.329%
(MXIBTIIE) 28 Days, 9/13/24 56,500 (168) 1 (169)
Total Mexico (286)
Poland 0.0%
5 Year Interest Rate Swap, Receive Fixed
6.530% Annually, Pay Variable 7.390% (6M
PLN WIBOR) Semi-Annually, 7/7/27 7,100 12 — 12
Total Poland 12
Total Centrally Cleared Interest Rate Swaps (623)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.915% at Maturity, Receive Variable
(Change in CPI) at Maturity, 11/9/27 2,280 (34) — (34)
Total United States (34)
Total Centrally Cleared Zero-Coupon Inflation Swaps (34)
Total Centrally Cleared Swaps (770)
Net payments (receipts) of variation margin to date 741
Variation margin receivable (payable) on centrally cleared swaps $ (29)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/13/23 USD 2,574 CNH 18,076 $ (40)
Bank of America 1/13/23 USD 1,896 HUF 826,359 (310)
Bank of America 1/13/23 USD 1,674 RON 8,207 (102)
Bank of America 1/19/23 IDR 20,180,116 USD 1,285 16
Bank of America 1/19/23 KZT 1,297,029 USD 2,674 109
Bank of America 1/19/23 USD 2,913 INR 243,365 (25)
Bank of America 2/17/23 PLN 14,147 USD 3,088 128
Bank of America 2/17/23 USD 4,705 PLN 22,121 (323)
Barclays Bank 1/13/23 USD 1,857 HUF 745,668 (134)
Barclays Bank 1/13/23 USD 1,799 ZAR 31,663 (63)
Barclays Bank 1/13/23 ZAR 29,258 USD 1,703 17
Barclays Bank 1/19/23 IDR 81,548,441 USD 5,312 (55)
Barclays Bank 3/2/23 BRL 9,096 USD 1,701 2
Barclays Bank 3/2/23 BRL 1,615 USD 306 (4)
BNP Paribas 1/11/23 EGP 27,584 USD 1,218 (134)
BNP Paribas 1/13/23 CNH 21,464 USD 2,997 108
BNP Paribas 1/13/23 CZK 2,794 USD 111 12
BNP Paribas 1/13/23 USD 571 RON 2,714 (16)
BNP Paribas 1/13/23 ZAR 76,354 USD 4,330 158
BNP Paribas 1/19/23 CLP 3,343,063 USD 3,660 274
BNP Paribas 1/19/23 IDR 29,758,541 USD 1,906 13
BNP Paribas 1/19/23 IDR 11,882,753 USD 768 (2)
BNP Paribas 1/19/23 KZT 409,538 USD 885 (6)
BNP Paribas 1/19/23 PEN 5,278 USD 1,370 17
BNP Paribas 1/19/23 USD 1,842 CLP 1,718,038 (179)
BNP Paribas 1/19/23 USD 1,348 IDR 20,868,019 3
BNP Paribas 1/19/23 USD 3,551 PEN 13,911 (105)
BNP Paribas 2/17/23 PHP 97,517 USD 1,691 59
BNP Paribas 3/2/23 BRL 10,014 USD 1,845 29
BNP Paribas 3/10/23 MYR 11,341 USD 2,569 32
BNP Paribas 3/10/23 THB 63,545 USD 1,845 2
Canadian Imperial Bank
of Commerce 1/13/23 CZK 33,067 USD 1,448 14
Canadian Imperial Bank
of Commerce 1/13/23 USD 402 MXN 7,749 5
Canadian Imperial Bank
of Commerce 1/19/23 ILS 5,952 USD 1,716 (21)
Citibank 1/13/23 CNH 25,605 USD 3,550 153
Citibank 1/13/23 RON 8,186 USD 1,752 20
Citibank 1/13/23 USD 1,760 CNH 12,748 (84)
Citibank 1/13/23 USD 2,359 CZK 54,610 (55)
Citibank 1/13/23 USD 1,938 MXN 37,859 1

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 1/13/23 USD 2,050 MXN 41,848 $ (92)
Citibank 1/13/23 USD 7,620 RON 38,584 (732)
Citibank 1/13/23 USD 3,540 ZAR 61,041 (48)
Citibank 1/19/23 IDR 25,729,500 USD 1,648 11
Citibank 1/19/23 ILS 3,294 USD 949 (11)
Citibank 1/19/23 USD 6,252 ILS 21,511 127
Citibank 1/19/23 USD 1,912 INR 158,411 (1)
Citibank 1/20/23 JPY 242,274 USD 1,825 26
Citibank 2/1/23 EGP 20,964 USD 845 (56)
Citibank 2/17/23 TRY 5,812 USD 295 5
Citibank 2/24/23 USD 3,539 EUR 3,345 (56)
Citibank 3/2/23 USD 3,159 BRL 16,440 81
Citibank 3/2/23 USD 1,583 BRL 8,507 (9)
Citibank 3/10/23 USD 1,344 PHP 76,189 (22)
Citibank 3/17/23 RSD 187,092 USD 1,678 29
Citibank 3/17/23 USD 4,777 RSD 531,102 (69)
Deutsche Bank 1/13/23 HUF 558,525 USD 1,261 230
Deutsche Bank 1/13/23 MXN 37,227 USD 1,871 34
Deutsche Bank 1/13/23 MXN 27,109 USD 1,396 (8)
Deutsche Bank 1/13/23 USD 2,666 HUF 1,048,230 (133)
Deutsche Bank 1/13/23 USD 905 MXN 17,538 8
Deutsche Bank 1/19/23 INR 154,512 USD 1,890 (24)
Deutsche Bank 1/19/23 TWD 65,017 USD 2,056 64
Deutsche Bank 1/19/23 USD 1,605 INR 132,009 11
Deutsche Bank 2/24/23 EUR 1,791 USD 1,870 55
Deutsche Bank 3/2/23 BRL 13,673 USD 2,532 28
Deutsche Bank 3/10/23 MYR 6,681 USD 1,529 4
Deutsche Bank 3/10/23 THB 617,634 USD 17,668 287
Deutsche Bank 3/10/23 USD 790 MYR 3,549 (24)
Goldman Sachs 1/13/23 USD 437 CNH 3,040 (3)
Goldman Sachs 1/13/23 USD 5,271 CZK 132,356 (580)
Goldman Sachs 1/19/23 CLP 1,414,313 USD 1,594 70
Goldman Sachs 1/19/23 IDR 27,638,081 USD 1,758 24
Goldman Sachs 1/19/23 KRW 3,583,346 USD 2,736 106
Goldman Sachs 1/19/23 TWD 53,293 USD 1,719 19
Goldman Sachs 1/19/23 USD 1,667 CLP 1,592,278 (207)
Goldman Sachs 1/19/23 USD 834 IDR 12,974,862 (3)
Goldman Sachs 1/19/23 USD 1,700 ILS 6,011 (11)
Goldman Sachs 1/19/23 USD 1,643 INR 135,969 1
Goldman Sachs 1/19/23 USD 1,399 INR 116,642 (10)
Goldman Sachs 1/19/23 USD 10,458 TWD 331,459 (351)
Goldman Sachs 2/17/23 USD 1,162 PHP 64,745 —

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 3/2/23 BRL 1,615 USD 307 $ (4)
Goldman Sachs 3/10/23 USD 1,892 COP 9,264,235 7
HSBC Bank 1/13/23 CNH 17,597 USD 2,452 93
HSBC Bank 1/13/23 MXN 89,084 USD 4,495 64
HSBC Bank 1/13/23 USD 3,797 CNH 26,500 (37)
HSBC Bank 1/13/23 USD 801 MXN 16,357 (36)
HSBC Bank 1/13/23 USD 482 RON 2,436 (45)
HSBC Bank 1/13/23 USD 1,603 ZAR 29,620 (138)
HSBC Bank 1/19/23 INR 137,830 USD 1,654 10
HSBC Bank 1/19/23 USD 576 IDR 8,835,767 7
HSBC Bank 3/2/23 USD 4,188 BRL 22,615 (46)
HSBC Bank 3/10/23 MYR 26,784 USD 6,001 142
HSBC Bank 3/17/23 SGD 4,873 USD 3,522 121
JPMorgan Chase 1/13/23 CNH 54,812 USD 7,702 227
JPMorgan Chase 1/13/23 CZK 69,214 USD 2,783 277
JPMorgan Chase 1/13/23 MXN 17,107 USD 843 33
JPMorgan Chase 1/13/23 MXN 8,269 USD 423 —
JPMorgan Chase 1/13/23 RON 52,198 USD 10,918 380
JPMorgan Chase 1/13/23 USD 3,937 CNH 28,328 (161)
JPMorgan Chase 1/13/23 USD 336 CZK 7,962 (16)
JPMorgan Chase 1/13/23 USD 3,354 HUF 1,311,609 (147)
JPMorgan Chase 1/13/23 USD 5,081 MXN 103,276 (204)
JPMorgan Chase 1/13/23 USD 3,889 RON 18,952 (214)
JPMorgan Chase 1/13/23 USD 2,638 ZAR 45,475 (35)
JPMorgan Chase 1/13/23 ZAR 14,437 USD 843 6
JPMorgan Chase 1/19/23 CLP 450,494 USD 504 26
JPMorgan Chase 1/19/23 IDR 3,587,907 USD 235 (3)
JPMorgan Chase 1/19/23 ILS 12,118 USD 3,507 (57)
JPMorgan Chase 1/19/23 PEN 5,714 USD 1,480 22
JPMorgan Chase 1/19/23 USD 275 IDR 4,292,790 (1)
JPMorgan Chase 1/19/23 USD 1,794 ILS 6,204 28
JPMorgan Chase 1/19/23 USD 2,642 KRW 3,583,346 (201)
JPMorgan Chase 1/19/23 USD 241 TWD 7,377 —
JPMorgan Chase 1/19/23 USD 1,820 TWD 56,460 (21)
JPMorgan Chase 1/20/23 JPY 489,070 USD 3,340 397
JPMorgan Chase 2/17/23 PLN 2,893 USD 609 48
JPMorgan Chase 2/17/23 TRY 45,667 USD 2,325 26
JPMorgan Chase 2/17/23 USD 1,320 PLN 5,983 (40)
JPMorgan Chase 2/17/23 USD 555 TRY 10,730 2
JPMorgan Chase 2/24/23 USD 1,778 EUR 1,666 (12)
JPMorgan Chase 2/24/23 USD 1,830 GBP 1,514 (3)
JPMorgan Chase 3/2/23 USD 540 BRL 2,871 2

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 3/10/23 USD 1,598 COP 7,776,084 $ 16
JPMorgan Chase 3/10/23 USD 2,044 MYR 8,998 (20)
JPMorgan Chase 3/17/23 USD 1,412 RSD 157,803 (28)
JPMorgan Chase 3/17/23 USD 1,798 SGD 2,433 (20)
Morgan Stanley 1/13/23 CNH 23,632 USD 3,356 63
Morgan Stanley 1/13/23 MXN 21,555 USD 1,088 15
Morgan Stanley 1/13/23 USD 1,093 CZK 24,730 —
Morgan Stanley 1/13/23 USD 3,158 ZAR 56,668 (173)
Morgan Stanley 1/13/23 ZAR 30,604 USD 1,688 111
Morgan Stanley 1/19/23 CLP 924,285 USD 1,051 37
Morgan Stanley 1/19/23 PEN 6,574 USD 1,636 91
Morgan Stanley 1/19/23 USD 2,758 CLP 2,470,736 (149)
Morgan Stanley 1/19/23 USD 728 PEN 2,785 (4)
Morgan Stanley 1/20/23 USD 2,148 JPY 316,044 (267)
Morgan Stanley 2/24/23 USD 4,681 EUR 4,465 (117)
Morgan Stanley 3/2/23 BRL 5,392 USD 980 30
Morgan Stanley 3/10/23 THB 3,696 USD 107 —
RBC Dominion Securities 1/20/23 JPY 363,411 USD 2,724 53
RBC Dominion Securities 3/10/23 USD 911 COP 4,465,146 2
Standard Chartered 1/13/23 CNH 12,578 USD 1,809 11
Standard Chartered 1/13/23 RON 9,052 USD 1,954 6
Standard Chartered 1/13/23 ZAR 18,879 USD 1,072 37
Standard Chartered 1/19/23 USD 280 INR 23,076 2
Standard Chartered 3/10/23 MYR 37,960 USD 8,657 49
Standard Chartered 3/10/23 THB 37,519 USD 1,091 —
State Street 1/13/23 CNH 48,195 USD 6,759 213
State Street 1/13/23 MXN 28,513 USD 1,399 60
State Street 1/13/23 USD 915 CZK 22,672 (87)
State Street 1/13/23 USD 2,796 MXN 55,045 (21)
State Street 1/13/23 ZAR 2,552 USD 149 1
State Street 1/20/23 USD 1,178 JPY 173,175 (145)
State Street 2/17/23 USD 1,153 PHP 64,170 2
State Street 2/24/23 EUR 2,083 USD 2,193 45
State Street 2/24/23 USD 5,667 EUR 5,443 (182)
State Street 3/2/23 BRL 29,635 USD 5,463 85
UBS Investment Bank 1/13/23 CNH 48,669 USD 6,996 44
UBS Investment Bank 1/13/23 CZK 400,893 USD 15,921 1,803
UBS Investment Bank 1/13/23 HUF 2,908,261 USD 7,019 745
UBS Investment Bank 1/13/23 MXN 22,947 USD 1,151 23
UBS Investment Bank 1/13/23 MXN 36,130 USD 1,865 (16)
UBS Investment Bank 1/13/23 RON 8,414 USD 1,645 176
UBS Investment Bank 1/13/23 USD 2,216 RON 10,887 (141)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 1/13/23 ZAR 34,237 USD 1,970 $ 43
UBS Investment Bank 1/19/23 IDR 28,345,576 USD 1,840 (13)
UBS Investment Bank 1/19/23 USD 2,092 IDR 32,805,187 (23)
UBS Investment Bank 1/19/23 USD 4,005 PEN 16,077 (220)
UBS Investment Bank 2/17/23 PLN 60,100 USD 12,386 1,274
UBS Investment Bank 2/17/23 USD 907 PLN 3,989 —
UBS Investment Bank 3/10/23 USD 1,136 PHP 64,364 (17)
UBS Investment Bank 3/10/23 USD 1,760 THB 61,028 (14)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 2,161

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 30 Euro BOBL contracts 3/23 (3,717) $ 118
Short, 29 Euro BUND contracts 3/23 (4,126) 170
Short, 32 Long Gilt ten year contracts 3/23 (3,865) 188
Short, 50 U.S. Treasury Long Bond contracts 3/23 (6,267) (1)
Short, 49 U.S. Treasury Notes five year contracts 3/23 (5,289) (1)
Long, 10 U.S. Treasury Notes ten year contracts 3/23 1,123 (3)
Long, 16 Ultra U.S. Treasury Bonds contracts 3/23 2,149 (23)
Short, 24 Ultra U.S. Treasury Notes ten year contracts 3/23 (2,839) 53
Net payments (receipts) of variation margin to date (454)
Variation margin receivable (payable) on open futures contracts $ 47

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ —# $ — $ 161+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 17,543  ¤   ¤ $ 19,382^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $161 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $19,382.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $380,485) $ 350,245
Unrealized gain on forward currency exchange contracts 9,347
Interest receivable 8,206
Receivable for investment securities sold 4,981
Foreign currency (cost $5,021) 4,978
Cash deposits on centrally cleared swaps 855
Cash deposits on futures contracts 811
Due from affiliates 147
Unrealized gain on bilateral swaps 52
Variation margin receivable on futures contracts 47
Receivable for shares sold 19
Other assets 328
Total assets 380,016
Liabilities
Payable for investment securities purchased 8,642
Unrealized loss on forward currency exchange contracts 7,186
Payable for shares redeemed 345
Investment management fees payable 199
Unrealized loss on bilateral swaps 102
Variation margin payable on centrally cleared swaps 29
Other liabilities 40
Total liabilities 16,543
NET ASSETS $ 363,473

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (83,727)
Paid-in capital applicable to 77,700,554 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 447,200
NET ASSETS $ 363,473
NET ASSET VALUE PER SHARE
Investor Class
($31,913,964 / 6,820,235 shares outstanding) $ 4.68
Advisor Class
($14,492 / 3,107 shares outstanding) $ 4.66
I Class
($91,371,953 / 19,517,235 shares outstanding) $ 4.68
Z Class
($240,172,331 / 51,359,977 shares outstanding) $ 4.68

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $457) $ 24,525
Dividend 161
Total income 24,686
Expenses
Investment management 2,443
Shareholder servicing
Investor Class $ 94
I Class 6 100
Prospectus and shareholder reports
Investor Class 12
I Class 10
Z Class 3 25
Custody and accounting 264
Registration 81
Legal and audit 45
Directors 1
Miscellaneous 18
Waived / paid by Price Associates (1,880)
Total expenses 1,097
Net investment income 23,589

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $76) (67,929)
Futures 4,294
Swaps (161)
Options written 3
Forward currency exchange contracts (6,940)
Foreign currency transactions (728)
Net realized loss (71,461)
Change in net unrealized gain / loss
Securities 144
Futures 340
Swaps (473)
Forward currency exchange contracts 2,464
Other assets and liabilities denominated in foreign currencies 4
Change in net unrealized gain / loss 2,479
Net realized and unrealized gain / loss (68,982)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (45,393)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 23,589 $ 24,225
Net realized loss (71,461) (12,347)
Change in net unrealized gain / loss 2,479 (60,400)
Decrease in net assets from operations (45,393) (48,522)
Distributions to shareholders
Net earnings
Investor Class – (4,284)
Advisor Class – (1)
I Class – (3,818)
Z Class – (7,929)
Tax return of capital – –
Investor Class (2,269) (2,446)
Advisor Class (1) (1)
I Class (5,670) (2,074)
Z Class (15,653) (4,236)
Decrease in net assets from distributions (23,593) (24,789)
Capital share transactions
*
(1)
Shares sold
Investor Class 11,297 49,287
Advisor Class – 74
I Class 30,634 87,989
Z Class 7,723 308,344
Distributions reinvested
Investor Class 2,155 5,415
Advisor Class 1 2
I Class 5,380 5,627
Z Class 15,659 12,252
Shares redeemed
Investor Class (28,276) (379,957)
Advisor Class (15) (82)
I Class (46,264) (58,405)
Z Class (10,209) (30,642)
Decrease in net assets from capital share
transactions (11,915) (96)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Decrease during period (80,901) (73,407)
Beginning of period 444,374 517,781
End of period $ 363,473 $ 444,374
*Share information (000s)
(1)
Shares sold
Investor Class 2,320 8,143
Advisor Class – 12
I Class 6,145 14,825
Z Class 1,579 51,667
Distributions reinvested
Investor Class 448 895
Advisor Class – –
I Class 1,120 952
Z Class 3,267 2,095
Shares redeemed
Investor Class (5,755) (63,880)
Advisor Class (3) (14)
I Class (9,233) (10,012)
Z Class (2,068) (5,180)
Decrease in shares outstanding (2,180) (497)
(1)
Includes the exchange of shares from certain classes to the I Class and/or Z Class related to shares held by affiliated products.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Local
Currency Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has four classes of shares: the Emerging Markets Local
Currency Bond Fund (Investor Class), the Emerging Markets Local Currency Bond
Fund–Advisor Class (Advisor Class), the Emerging Markets Local Currency Bond
Fund–I Class (I Class) and the Emerging Markets Local Currency Bond Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the
Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25%
of the class’s average daily net assets; during the year ended December 31, 2022, the Advisor Class incurred less than $1,000 in these fees.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December, 2022, FASB issued ASU
2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to
December 31, 2024, after which entities will no longer be permitted to apply the relief in
Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 326,871 $ — $ 326,871
Private Investment Company
2
— — — 196
Short-Term Investments 19,382 3,491 — 22,873
Options Purchased 113 192 — 305
Total Securities 19,495 330,554 — 350,245
Swaps* — 66 — 66
Forward Currency Exchange
Contracts — 9,347 — 9,347
Futures Contracts* 529 — — 529
Total $ 20,024 $ 339,967 $ — $ 360,187
Liabilities
Swaps* $ — $ 886 $ — $ 886
Forward Currency Exchange
Contracts — 7,186 — 7,186
Futures Contracts* 28 — — 28
Total $ 28 $ 8,072 $ — $ 8,100
1
Includes Corporate Bonds, Government Bonds and U.S. Treasury Obligations.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Bilateral Swaps
,
Centrally Cleared Swaps
,
Futures
,
Securities^ $ 708
Foreign exchange derivatives
Forwards
,
Securities^ 9,539
^
,*
Total $ 10,247
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 34
Interest rate derivatives Bilateral Swaps, Centrally Cleared Swaps,
Futures 767
Foreign exchange derivatives Forwards 7,186
Credit derivatives Centrally Cleared Swaps 113
Total $ 8,100
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and
Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 471 $ 471
Interest rate
derivatives (130) — 4,294 — (625) 3,539
Foreign
exchange
derivatives (130) 3 — (6,940) — (7,067)
Credit
derivatives — — — — (7) (7)
Total $ (260) $ 3 $ 4,294 $ (6,940) $ (161) $ (3,064)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (180) $ (180)
Interest rate
derivatives 16 — 340 — (286) 70
Foreign
exchange
derivatives (61) — — 2,464 — 2,403
Credit
derivatives — — — — (7) (7)
Total $ (45) $ — $ 340 $ 2,464 $ (473) $ 2,286
^ Options purchased are reported as securities.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of December 31, 2022, cash of $1,666,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 260 $ (800) $ (540) $ 312 $ —
Barclays Bank 19 (257) (238) 281 43
BNP Paribas 720 (442) 278 — 278
Canadian Imperial
Bank of Commerce 19 (21) (2) — —
Citibank 485 (1,235) (750) 690 —
Deutsche Bank 721 (189) 532 (660) —
Goldman Sachs 279 (1,244) (965) 1,213 248
HSBC Bank 507 (302) 205 — 205
JPMorgan Chase 1,490 (1,183) 307 (190) 117
Morgan Stanley 347 (736) (389) 282 —
RBC Dominion
Securities 55 — 55 — 55
Standard Chartered 175 — 175 — 175
State Street 406 (435) (29) — —
UBS Investment
Bank 4,108 (444) 3,664 (3,588) 76
Total $ 9,591 $ (7,288)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 43% and
52% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 4% and 7% of net assets.
Options   The fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended
December 31, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 1% and 14% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 11% and 15% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Investment in Bona Fide Investments Feeder LLC  The fund invested in Bona Fide
Investments Feeder LLC (Bona Fide Investments Feeder), a private alternative debt investment fund offered by Gramercy Funds Management LLC (Gramercy). Bona Fide
Investments Feeder invests in the Bona Fide Investment Holdings LLC (underlying fund) which provides the fund exposure to alternative investments by acquiring sentencias (underlying interests), obligations owed to individual holders by the government of the Republic of Colombia that have been converted from judgments against various Colombian governmental agencies. Bona Fide Investments Feeder’s concentration of investments in sentencias through the underlying fund may expose it to greater risk than if its investments were spread across a large variety of investment instruments. In addition, Colombia has experienced and may in the future experience political and economic instability, which may increase the risk of investment loss. Bona
Fide Investments Feeder, and the underlying fund, are not subject to the same regulatory requirements as an open-end mutual fund, and, therefore, the investments and related valuations may not be transparent. Ownership interests in Bona Fide Investments Feeder are not transferable and do not have redemption rights. In addition, the fund is subject to a 15-month commitment period after acquisition. These restrictions are subject to change at the sole discretion of Gramercy. Following the expiration of the commitment period, distributions attributable to the underlying interests, if any, will be received by the fund. As of December 31, 2022, the remaining restriction period on this investment was 8 months and the fund had a remaining unfunded commitment of $197,000.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in,

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Other
Purchases and sales of portfolio securities other than short-term securities aggregated $340,481,000 and $356,318,000, respectively, for the year ended
December 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss, the character of net currency losses and the character of income on swaps.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ — $ 16,032
Return of capital 23,593 8,757
Total distributions $ 23,593 $ 24,789
($000s)
Cost of investments $ 394,124
Unrealized appreciation $ 13,617
Unrealized depreciation (58,381)
Net unrealized appreciation (depreciation) $ (44,764)
($000s)
Overdistributed ordinary income $ (2,073)
Net unrealized appreciation (depreciation) (44,764)
Loss carryforwards and deferrals (36,890)
Total distributable earnings (loss) $ (83,727)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.36% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $152,000 remain subject to repayment by the fund at December 31, 2022.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Advisor Class I Class Z Class
Expense limitation/I Class Limit 1.10% 0.05% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $(1) $(72) $(1,807)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2022, expenses incurred pursuant to these service agreements were $103,000 for Price Associates; $43,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Emerging Markets Local Currency Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Emerging Markets Local Currency Bond
Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice
President, International Funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Associate, Equity Research,
Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Head of China Consumer in
Equity Research, Credit  Lyonnais Asia-Pacific (to
2018)
Ryan W. Ferro (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Quentin S. Fitzsimmons (1968)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Vishnu V. Gopal (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Joel Grant (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Gianluca Guicciardi (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly,
Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jeffries
Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tetsuji Inoue (1971)
Vice President
Vice President, Price Hong Kong, T. Rowe Price
Group, Inc., and Price International
Michael Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Prashant G. Jeyaganesh (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sridhar Nishtala (1975)
Vice President
Director and Vice President, Price Singapore; Vice
President, T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Vice President, PIMCO
(to 2018)
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582466
F192-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$36,495	$39,030
Audit-Related Fees	-	-
Tax Fees	-	4,217
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023